SUPPLEMENT DATED APRIL 18, 2022
                     TO THE VARIABLE ANNUITY PROSPECTUS
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                       Variable Seperate Account
                     PolarisAmerica Variable Annuity
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Effective on or about May 1, 2022, the Columbia Variable Portfolio - Mid Cap
Growth Fund will be renamed the Columbia Variable Portfolio - Select Mid Cap Growth Fund (the "Fund").

Additional information regarding the Fund, including the Fund Prospectus, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.



              Please keep this Supplement with your Prospectus.